Summary of Significant Accounting Policies (Tables)	12 Months Ended
May. 31, 2015
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares
The following table sets forth the computation of the diluted weighted-average number of shares outstanding for the years ended May 31, 2015, 2014 and 2013:

	2015	2014	2013

	(in thousands)
Basic weighted-average shares outstanding	134,072	144,238	155,534
Plus: Dilutive effect of stock options and other share-based awards	850	1,138	920
Diluted weighted-average shares outstanding	134,922	145,376	156,454